Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Measurements [Abstract]
Schedule of derivative instruments
	2011	2012	2013
Freight Derivatives (gain)/loss	$390	(41)	-
Interest rate swaps (gain)/loss	-	-	$(91)
	$390	(41)	$(91)

Summary of valuation of financial instruments
Significant Other Observable Inputs (Level 2)
	December 31, 2012	December 31, 2013

Interest rate swaps - asset position	$ -	$ 91
Total	$ 0	$ 91

Fair value measurements
	Fair Value Measurements Using
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Vessel impairment loss
Vessel	(Level 1)	(Level 2)	(Level 3)
Star Ypsilon	-	11,500	-	30,754
Star Sigma	-	14,000	-	31,266
TOTAL		25,500		62,020

Details of the impairment charge for each vessel in 2012 are noted in the table below.

	Fair Value Measurements Using
Vessel	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Vessel impairment loss
	(Level 1)	(Level 2)	(Level 3)
Star Cosmo	-	14,000	-	45,838
Star Delta	-	12,000	-	35,836
Star Epsilon	-	13,000	-	36,756
Star Gamma	-	14,000	-	36,033
Star Kappa	-	13,500	-	39,115
Star Omicron	-	17,750	-	39,841
Star Theta	-	15,000	-	36,784
Star Zeta	-	15,250	-	29,811
Star Sigma	-	9,000	-	3,205
TOTAL	-	123,500	-	303,219